UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07265

                           OPPENHEIMER ENTERPRISE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Communications Equipment                                                    8.5%
--------------------------------------------------------------------------------
Software                                                                    8.2
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    7.1
--------------------------------------------------------------------------------
Biotechnology                                                               5.8
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.7
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            5.4
--------------------------------------------------------------------------------
Internet Software & Services                                                4.8
--------------------------------------------------------------------------------
Computers & Peripherals                                                     4.3
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.1
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 4.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A                                                       3.8%
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              3.4
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         3.1
--------------------------------------------------------------------------------
Halliburton Co.                                                             3.0
--------------------------------------------------------------------------------
Amerada Hess Corp.                                                          3.0
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.8
--------------------------------------------------------------------------------
Novartis AG, ADR                                                            2.8
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                                          2.5
--------------------------------------------------------------------------------
EMC Corp.                                                                   2.5
--------------------------------------------------------------------------------
Google, Inc., Cl. A                                                         2.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                         9 | OPPENHEIMER ENTERPRISE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

    Information Technology                                 36.6%
     Communications Equipment                               9.0
     Software                                               8.6
     Semiconductors & Semiconductor Equipment               7.6
     Internet Software & Services                           5.1
     Computers & Peripherals                                4.5
     IT Services                                            1.8
    Health Care                                            19.2
    Consumer Discretionary                                 15.4
    Industrials                                             8.8
    Energy                                                  7.4
    Financials                                              6.0
    Telecommunication Services                              2.3
    Consumer Staples                                        2.2
    Materials                                               2.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                        10 | OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        11 | OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        12 | OPPENHEIMER ENTERPRISE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                        13 | OPPENHEIMER ENTERPRISE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING        ENDING             EXPENSES
                           ACCOUNT          ACCOUNT            PAID DURING
                           VALUE            VALUE              6 MONTHS ENDED
                           (9/1/05)         (2/28/06)          FEBRUARY 28, 2006
--------------------------------------------------------------------------------
Class A Actual             $1,000.00        $1,090.60          $  7.44
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00         1,017.70             7.18
--------------------------------------------------------------------------------
Class B Actual              1,000.00         1,086.80            11.49
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00         1,013.84            11.10
--------------------------------------------------------------------------------
Class C Actual              1,000.00         1,086.60            11.28
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00         1,014.03            10.89
--------------------------------------------------------------------------------
Class N Actual              1,000.00         1,089.60             8.58
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00         1,016.61             8.28
--------------------------------------------------------------------------------
Class Y Actual              1,000.00         1,092.00             5.62
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00         1,019.44             5.42

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2006 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.43%
-----------------------------
Class B             2.21
-----------------------------
Class C             2.17
-----------------------------
Class N             1.65
-----------------------------
Class Y             1.08

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        14 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  February 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                         VALUE
                                                    SHARES          SEE NOTE 1
------------------------------------------------------------------------------
COMMON STOCKS--94.4%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.5%
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.2%
Cheesecake Factory,
Inc. (The) 1                                        54,000      $    1,952,640
------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                           57,000           2,391,720
------------------------------------------------------------------------------
Scientific Games Corp.,
Cl. A 1                                             74,000           2,262,920
                                                                --------------
                                                                     6,607,280

------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
eBay, Inc. 1                                        50,000           2,003,000
------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.3%
Brunswick Corp.                                     71,400           2,801,022
------------------------------------------------------------------------------
MEDIA--2.2%
Walt Disney Co. (The)                              164,000           4,590,360
------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Best Buy Co., Inc.                                  97,500           5,251,350
------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                            86,000           2,416,600
                                                                --------------
                                                                     7,667,950

------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.1%
Coach, Inc. 1                                       56,400           2,014,608
------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                             75,000           4,347,000
                                                                --------------
                                                                     6,361,608

------------------------------------------------------------------------------
CONSUMER STAPLES--2.0%
------------------------------------------------------------------------------
BEVERAGES--2.0%
PepsiCo, Inc.                                       71,000           4,196,810
------------------------------------------------------------------------------
ENERGY--7.0%
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.0%
Halliburton Co.                                     91,000           6,188,000
------------------------------------------------------------------------------
Transocean, Inc. 1                                  29,000           2,151,220
                                                                --------------
                                                                     8,339,220

------------------------------------------------------------------------------
OIL & GAS--3.0%
Amerada Hess Corp.                                  44,500           6,154,795
------------------------------------------------------------------------------
FINANCIALS--5.7%
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.7%
American Express Co.                                75,000           4,041,000

                                                                         VALUE
                                                    SHARES          SEE NOTE 1
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Goldman Sachs Group,
Inc. (The)                                          31,000      $    4,379,990
------------------------------------------------------------------------------
Legg Mason, Inc.                                    25,000           3,264,750
                                                                --------------
                                                                    11,685,740

------------------------------------------------------------------------------
HEALTH CARE--18.1%
------------------------------------------------------------------------------
BIOTECHNOLOGY--5.8%
Amgen, Inc. 1                                       55,000           4,151,950
------------------------------------------------------------------------------
Genentech, Inc. 1                                   21,000           1,799,490
------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                42,000           2,912,280
------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                             31,000           1,930,370
------------------------------------------------------------------------------
Martek Biosciences
Corp. 1                                             34,900           1,189,392
                                                                --------------
                                                                    11,983,482

------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.4%
Bard (C.R.), Inc.                                   32,000           2,095,680
------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                   30,700           1,533,772
------------------------------------------------------------------------------
Medtronic, Inc.                                     67,000           3,614,650
------------------------------------------------------------------------------
Varian Medical Systems,
Inc. 1                                              68,500           3,964,780
                                                                --------------
                                                                    11,208,882

------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.1%
Coventry Health Care,
Inc. 1                                              64,500           3,845,490
------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                            40,000           1,636,000
------------------------------------------------------------------------------
UnitedHealth Group,
Inc. 1                                              51,000           2,969,730
                                                                --------------
                                                                     8,451,220

------------------------------------------------------------------------------
PHARMACEUTICALS--2.8%
Novartis AG, ADR                                   109,000           5,804,250
------------------------------------------------------------------------------
INDUSTRIALS--8.3%
------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Rockwell Collins, Inc.                              74,000           3,933,100
------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Corporate Executive
Board Co.                                           24,500           2,450,000
------------------------------------------------------------------------------
Stericycle, Inc. 1                                  36,000           2,176,200
                                                                --------------
                                                                     4,626,200


                        15 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                    SHARES          SEE NOTE 1
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.7%
General Electric Co.                               104,000      $    3,418,480
------------------------------------------------------------------------------
MACHINERY--1.2%
Oshkosh Truck Corp.                                 43,000           2,439,390
------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Fastenal Co.                                        62,000           2,722,420
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--34.6%
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.5%
Cisco Systems, Inc. 1                              312,000           6,314,880
------------------------------------------------------------------------------
Comverse Technology,
Inc. 1                                             147,400           4,239,224
------------------------------------------------------------------------------
QUALCOMM, Inc.                                     148,000           6,987,080
                                                                --------------
                                                                    17,541,184

------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple Computer, Inc. 1                              55,000           3,769,700
------------------------------------------------------------------------------
EMC Corp. 1                                        362,000           5,075,240
                                                                --------------
                                                                     8,844,940

------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.8%
Google, Inc., Cl. A 1                               13,000           4,714,060
------------------------------------------------------------------------------
VeriSign, Inc. 1                                    49,000           1,159,340
------------------------------------------------------------------------------
Yahoo!, Inc. 1                                     125,000           4,007,500
                                                                --------------
                                                                     9,880,900

------------------------------------------------------------------------------
IT SERVICES--1.7%
Cognizant Technology
Solutions Corp. 1                                   61,000           3,514,210
------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.1%
Broadcom Corp., Cl. A 1                            174,000           7,845,660
------------------------------------------------------------------------------
Linear Technology Corp.                             97,000           3,575,420
------------------------------------------------------------------------------
Maxim Integrated Products,
Inc.                                                86,600           3,385,194
                                                                --------------
                                                                    14,806,274

                                                                         VALUE
                                                    SHARES          SEE NOTE 1
------------------------------------------------------------------------------
SOFTWARE--8.2%
Amdocs Ltd. 1                                      108,000      $    3,576,960
------------------------------------------------------------------------------
Autodesk, Inc. 1                                    82,000           3,087,300
------------------------------------------------------------------------------
Microsoft Corp.                                    219,000           5,891,100
------------------------------------------------------------------------------
SAP AG, Sponsored ADR 1                             85,000           4,343,500
                                                                --------------
                                                                    16,898,860

------------------------------------------------------------------------------
MATERIALS--2.0%
------------------------------------------------------------------------------
CHEMICALS--2.0%
Monsanto Co.                                        50,000           4,194,000
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
American Tower Corp. 1                             142,000           4,519,860
                                                                --------------
Total Common Stocks
(Cost $154,010,605)                                                195,195,437

                                                 PRINCIPAL
                                                    AMOUNT
------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.0%
------------------------------------------------------------------------------
Undivided interest of 0.74% in joint
repurchase agreement (Principal Amount/
Value $1,413,415,000, with a maturity
value of $1,413,592,855) with UBS Warburg
LLC, 4.53%, dated 2/28/06, to be repurchased
at $10,425,312 on 3/1/06, collateralized by
Federal National Mortgage Assn.,
5%, 6/1/35, with a value
of $1,445,671,427
(Cost $10,424,000)                            $ 10,424,000          10,424,000

------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $164,434,605)                                   99.4%        205,619,437
------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                     0.6           1,209,866
                                              --------------------------------
NET ASSETS                                           100.0%     $  206,829,303
                                              ================================


                        16 | OPPENHEIMER ENTERPRISE FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2006. There were no affiliate securities held by the Fund as of February 28, 2006. Transactions during the period in which the issuer was an affilate are as follows:

                                             SHARES        GROSS        GROSS          SHARES
                                    AUGUST 31, 2005    ADDITIONS   REDUCTIONS   FEB. 28, 2006
---------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C              543,478           --      543,478              --

                                                           VALUE     DIVIDEND        REALIZED
                                                      SEE NOTE 1       INCOME            LOSS
---------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C                               $--          $--      $3,979,166

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $164,434,605)
  --see accompanying statement of investments                    $  205,619,437
--------------------------------------------------------------------------------
Cash                                                                    306,185
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      4,182,206
Shares of beneficial interest sold                                      310,461
Interest and dividends                                                  179,144
Other                                                                    15,293
                                                                 ---------------
Total assets                                                        210,612,726

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 3,139,043
Shares of beneficial interest redeemed                                  372,555
Distribution and service plan fees                                       72,607
Trustees' compensation                                                   61,754
Shareholder communications                                               59,436
Transfer and shareholder servicing agent fees                            54,721
Other                                                                    23,307
                                                                 ---------------
Total liabilities                                                     3,783,423

--------------------------------------------------------------------------------
NET ASSETS                                                       $  206,829,303
                                                                 ===============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                  $  513,758,816
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (921,037)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (347,193,308)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           41,184,832
                                                                 ---------------
NET ASSETS                                                       $  206,829,303
                                                                 ===============


                        18 | OPPENHEIMER ENTERPRISE FUND

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $134,721,632
and 8,811,898 shares of beneficial interest outstanding)                                            $ 15.29
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $ 16.22
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $41,351,794 and 2,948,299 shares of
beneficial interest outstanding)                                                                    $ 14.03
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $14,836,721 and 1,056,146 shares of
beneficial interest outstanding)                                                                    $ 14.05
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,935,763 and 128,401 shares of
beneficial interest outstanding)                                                                    $ 15.08
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $13,983,393 and 892,100 shares of beneficial interest outstanding)                        $ 15.67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $14,621)          $      583,187
--------------------------------------------------------------------------------
Interest                                                                 57,123
--------------------------------------------------------------------------------
Other income                                                             27,114
                                                                 ---------------
Total investment income                                                 667,424

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         706,621
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 148,225
Class B                                                                 179,660
Class C                                                                  68,806
Class N                                                                   3,962
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 324,427
Class B                                                                  66,064
Class C                                                                  36,105
Class N                                                                   4,434
Class Y                                                                  22,451
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  45,533
Class B                                                                  18,106
Class C                                                                   4,361
Class N                                                                     347
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,774
--------------------------------------------------------------------------------
Other                                                                    10,146
                                                                 ---------------
Total expenses                                                        1,642,022
Less waivers and reimbursements of expenses                            (124,574)
                                                                 ---------------
Net expenses                                                          1,517,448

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (850,024)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                              8,027,331
  Affiliated companies                                               (3,979,166)
                                                                 ---------------
Net realized gain                                                     4,048,165
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 13,029,010

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   16,227,151
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | OPPENHEIMER ENTERPRISE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS            YEAR
                                                                       ENDED           ENDED
                                                           FEBRUARY 28, 2006      AUGUST 31,
                                                                 (UNAUDITED)            2005
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment loss                                           $     (850,024)  $    (864,954)
---------------------------------------------------------------------------------------------
Net realized gain                                                  4,048,165      15,884,237
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                             13,029,010      23,895,338
                                                              -------------------------------
Net increase in net assets resulting from operations              16,227,151      38,914,621

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                            2,929,619      (5,010,689)
Class B                                                            3,005,567     (19,223,491)
Class C                                                               77,107      (1,976,711)
Class N                                                              590,552         150,576
Class Y                                                           (1,493,167)     (3,205,423)

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                    21,336,829       9,648,883
---------------------------------------------------------------------------------------------
Beginning of period                                              185,492,474     175,843,591
                                                              -------------------------------
End of period (including accumulated net investment
loss of $921,037 and $71,013, respectively)                   $  206,829,303   $ 185,492,474
                                                              ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        21 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                             YEAR
                                                     ENDED                                                            ENDED
                                         FEBRUARY 28, 2006                                                       AUGUST 31,
CLASS A                                        (UNAUDITED)         2005           2004         2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  14.02     $  11.29       $  11.50     $   8.91    $  14.92    $  39.08
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.05) 1      (.04) 1,2      (.12) 1      (.06)       (.09)       (.18)
Net realized and unrealized gain (loss)               1.32         2.77           (.09) 1      2.65       (5.92)     (21.40)
                                                  ---------------------------------------------------------------------------
Total from investment operations                      1.27         2.73           (.21)        2.59       (6.01)     (21.58)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    --           --             --           --           --      (2.58)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  15.29     $  14.02       $  11.29     $  11.50       $8.91    $  14.92
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    9.06%       24.18%         (1.83)%      29.07%     (40.28)%    (57.56)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $134,721     $121,097       $101,934     $120,101    $103,105    $233,045
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $124,458     $113,233       $111,924     $100,922    $166,632    $357,113
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (0.72)%      (0.29)% 2      (1.07)%      (0.93)%     (1.09)%     (0.81)%
Total expenses                                        1.60%        1.61%          1.66%        1.83%       1.95%       1.33%
Expenses after payments and waivers and
reduction to custodian expenses                       1.43%        1.42%          1.44%        1.29%       1.60%       1.33%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 20%          59%           123%         103%        150%        160%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        22 | OPPENHEIMER ENTERPRISE FUND

                                                SIX MONTHS                                                             YEAR
                                                     ENDED                                                            ENDED
                                         FEBRUARY 28, 2006                                                       AUGUST 31,
CLASS B                                        (UNAUDITED)         2005           2004         2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  12.91     $  10.48       $  10.76     $   8.40    $  14.17    $  37.57
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.10) 1      (.11) 1,2      (.20) 1      (.20)       (.41)       (.30)
Net realized and unrealized gain (loss)               1.22         2.54           (.08) 1      2.56       (5.36)     (20.52)
                                                  ---------------------------------------------------------------------------
Total from investment operations                      1.12         2.43           (.28)        2.36       (5.77)     (20.82)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    --           --             --           --          --       (2.58)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  14.03     $  12.91       $  10.48     $  10.76    $   8.40    $  14.17
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    8.68%       23.19%         (2.60)%      28.10%     (40.72)%    (57.87)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 41,352     $ 35,359       $ 45,904     $ 62,170    $ 52,633    $125,772
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 36,408     $ 41,821       $ 54,878     $ 52,441    $ 86,628    $181,217
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.49)%      (0.96)% 2      (1.86)%      (1.69)%     (1.85)%     (1.58)%
Total expenses                                        2.22%        2.27%          2.53%        2.79%       2.71%       2.10%
Expenses after payments and waivers and
reduction to custodian expenses                       2.21%        2.18%          2.23%        2.05%       2.36%       2.10%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 20%          59%           123%         103%        150%        160%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                             YEAR
                                                     ENDED                                                            ENDED
                                         FEBRUARY 28, 2006                                                       AUGUST 31,
CLASS C                                        (UNAUDITED)         2005           2004         2003        2002       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  12.93     $  10.49       $  10.77     $   8.41    $  14.19    $  37.61
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.10) 1      (.12) 1,2      (.20) 1      (.17)       (.37)       (.32)
Net realized and unrealized gain (loss)               1.22         2.56           (.08) 1      2.53       (5.41)     (20.52)
                                                  ---------------------------------------------------------------------------
Total from investment operations                      1.12         2.44           (.28)        2.36       (5.78)     (20.84)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    --           --             --           --          --       (2.58)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  14.05     $  12.93       $  10.49     $  10.77    $   8.41    $  14.19
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    8.66%       23.26%         (2.60)%      28.06%     (40.73)%    (57.86)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 14,837     $ 13,600       $ 12,790     $ 14,594    $ 11,578    $ 25,468
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 13,918     $ 13,458       $ 13,979     $ 12,521    $ 18,550    $ 37,410
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.46)%      (1.03)% 2      (1.83)%      (1.70)%     (1.85)%     (1.57)%
Total expenses                                        2.35%        2.41%          2.59%        2.80%       2.71%       2.10%
Expenses after payments and waivers and
reduction to custodian expenses                       2.17%        2.18%          2.20%        2.06%       2.36%       2.10%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 20%          59%           123%         103%        150%        160%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        24 | OPPENHEIMER ENTERPRISE FUND

                                                SIX MONTHS                                                             YEAR
                                                     ENDED                                                            ENDED
                                         FEBRUARY 28, 2006                                                       AUGUST 31,
CLASS N                                        (UNAUDITED)         2005           2004         2003        2002      2001 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  13.84     $  11.18       $  11.41     $   8.87    $  14.90    $  17.74
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.07) 2      (.08) 2,3      (.15) 2      (.13)       (.28)       (.01)
Net realized and unrealized gain (loss)               1.31         2.74           (.08) 2      2.67       (5.75)      (2.83)
                                                  ---------------------------------------------------------------------------
Total from investment operations                      1.24         2.66           (.23)        2.54       (6.03)      (2.84)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    --           --             --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  15.08     $  13.84       $  11.18     $  11.41    $   8.87    $  14.90
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                    8.96%       23.79%         (2.02)%      28.64%     (40.47)%    (16.01)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  1,936     $  1,196       $    839     $    685    $    456    $     83
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  1,612     $  1,058       $    781     $    537    $    249    $     12
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                  (0.92)%      (0.66)% 3      (1.32)%      (1.24)%     (1.44)%     (0.94)%
Total expenses                                        1.86%        2.00%          2.10%        2.09%       2.25%       1.75%
Expenses after payments and waivers and
reduction to custodian expenses                       1.65%        1.68%          1.70%        1.60%       1.90%       1.75%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 20%          59%           123%         103%        150%        160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                             YEAR
                                                     ENDED                                                            ENDED
                                         FEBRUARY 28, 2006                                                       AUGUST 31,
CLASS Y                                        (UNAUDITED)         2005           2004         2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  14.35     $  11.52       $  11.67     $   9.02    $  15.05    $  39.32
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.03) 1       .01 1,2       (.07) 1      (.10)       (.10)       (.09)
Net realized and unrealized gain (loss)               1.35         2.82           (.08) 1      2.75       (5.93)     (21.60)
                                                  ----------------------------------------------------------------------------
Total from investment operations                      1.32         2.83           (.15)        2.65       (6.03)     (21.69)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    --           --             --           --          --       (2.58)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  15.67     $  14.35       $  11.52     $  11.67    $   9.02    $  15.05
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    9.20%       24.57%         (1.29)%      29.38%     (40.07)%    (57.48)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 13,983     $ 14,240       $ 14,376     $ 22,461    $ 16,020    $ 25,450
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 13,747     $ 14,157       $ 19,642     $ 16,675    $ 19,590    $ 49,978
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                         (0.41)%       0.10% 2       (0.62)%      (0.67)%     (0.70)%     (0.67)%
Total expenses                                        1.09%        1.05%          0.98%        1.72%       2.16%       1.36% 5
Expenses after payments and waivers and
reduction to custodian expenses                       1.08%        1.05%          0.98%        1.03%       1.19%       1.20%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 20%          59%           123%         103%        150%        160%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        26 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session


                        27 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.


                        28 | OPPENHEIMER ENTERPRISE FUND

Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $347,114,773 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2006, it is estimated that the Fund will utilize $4,048,165 of capital loss carryforward to offset realized capital gains. During the year ended August 31, 2005, the Fund utilized $15,837,193 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of August 31, 2005, the Fund had available for federal income tax purposes and unused capital loss carryforwards as follows:

                          EXPIRING
                          ----------------------------
                          2009           $  14,520,519
                          2010             257,289,240
                          2011              79,353,179
                                         -------------
                          TOTAL          $ 351,162,938
                                         =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2006, the Fund's projected benefit obligations were decreased by $7,605 and payments of $4,846 were made to retired trustees, resulting in an accumulated liability of $48,778 as of February 28, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer


                        29 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and


                        30 | OPPENHEIMER ENTERPRISE FUND
liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED FEBRUARY 28, 2006           YEAR ENDED AUGUST 31, 2005
                                       SHARES              AMOUNT           SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                1,418,489       $  20,895,681        2,612,694       $  33,590,367
Redeemed                           (1,243,825)        (17,966,062)      (3,001,115)        (38,601,056)
                                   --------------------------------------------------------------------
Net increase (decrease)               174,664       $   2,929,619         (388,421)      $  (5,010,689)
                                   ====================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                                  631,946       $   8,642,030          461,518       $   5,482,893
Redeemed                             (422,206)         (5,636,463)      (2,102,913)        (24,706,384)
                                   --------------------------------------------------------------------
Net increase (decrease)               209,740       $   3,005,567       (1,641,395)      $ (19,223,491)
                                   ====================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                  172,950       $   2,334,796          206,244       $   2,454,142
Redeemed                             (168,706)         (2,257,689)        (373,116)         (4,430,853)
                                   --------------------------------------------------------------------
Net increase (decrease)                 4,244       $      77,107         (166,872)      $  (1,976,711)
                                   ====================================================================

-------------------------------------------------------------------------------------------------------
CLASS N
Sold                                   59,209       $     839,676           35,566       $     453,829
Redeemed                              (17,224)           (249,124)         (24,213)           (303,253)
                                   --------------------------------------------------------------------
Net increase                           41,985       $     590,552           11,353       $     150,576
                                   ====================================================================

-------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                  243,321       $   3,588,736          384,526       $   5,169,594
Redeemed                             (343,450)         (5,081,903)        (640,386)         (8,375,017)
                                   --------------------------------------------------------------------
Net decrease                         (100,129)      $  (1,493,167)        (255,860)      $  (3,205,423)
                                   ====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2006, were as follows:

                                      PURCHASES           SALES
          -----------------------------------------------------
          Investment securities     $37,182,025     $44,561,474


                        31 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2006, the Fund paid $329,426 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2006 for Class B, Class C and Class N shares were $1,003,983, $410,307 and $15,161, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                        32 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                              CLASS A           CLASS B          CLASS C           CLASS N
                            CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                          FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                      SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS              RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                   DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
February 28, 2006           $34,931               $45           $36,179           $1,055                $3

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2006, OFS waived $107,751, $2,735, $11,855, $1,652 and $581 for Class A, Class
B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, in response to motions to dismiss the suit that had been filed by the defendants. The remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The time in which plaintiffs may file an appeal to those decisions has not yet lapsed.


                        33 | OPPENHEIMER ENTERPRISE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        34 | OPPENHEIMER ENTERPRISE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                        35 | OPPENHEIMER ENTERPRISE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Alan Gilston and the Manager's growth investment team and analysts. Mr. Gilston has had over 25 years of experience managing equity investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other multi-cap growth funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year and three-year performance were better than its peer group average. However its five-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group median and average.


                        36 | OPPENHEIMER ENTERPRISE FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        37 | OPPENHEIMER ENTERPRISE FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Enterprise Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: April 19, 2006